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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09.30.2009
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-11905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Steven M. Mullooly
       ------------------
Title: CCO
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ Steven M. Mullooly       New York, New York               11.13.2009
----------------------       ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          101
                                         ---------------------------
Form 13F Information Table Value Total:                    5,680,207
                                         ---------------------------
                                               (thousands)

                            Cullen Capital Management
                                    FORM 13F
                               September 30, 2009

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101   187806  2544800 SH       Sole                   344100           2200700
AT&T Inc.                      COM              00206R102   139762  5174460 SH       Sole                   762760           4411700
Acer Inc.                      COM              6005850       2076   814021 SH       Sole                   814021
Allianz SE                     COM              D03080112     2396    19000 SH       Sole                    19000
Altria Group Inc.              COM              02209S103    22571  1267300 SH       Sole                  1267300
Archer Daniels Midland Co.     COM              039483102    30493  1043550 SH       Sole                                    1043550
Arrow Electronics Inc.         COM              042735100    73867  2624050 SH       Sole                                    2624050
Avnet Inc.                     COM              053807103    24895   958600 SH       Sole                                     958600
BNP Paribas                    COM              F1058Q238     1871    23400 SH       Sole                    23400
Bank of America Corp.          COM              060505104   104476  6174700 SH       Sole                                    6174700
Bayer AG                       COM              D0712D163     1697    24350 SH       Sole                    24350
Berjaya Sports Toto Berhad     COM              Y0849N107      573   448821 SH       Sole                   448821
Boeing Co.                     COM              097023105   185239  3420850 SH       Sole                   434650           2986200
BorgWarner Inc.                COM              099724106    97844  3233450 SH       Sole                                    3233450
Bristol-Myers Squibb Co.       COM              110122108   165583  7352730 SH       Sole                   925830           6426900
Bunge Ltd.                     COM              G16962105    84029  1342100 SH       Sole                                    1342100
Canadian National Railway Co.  COM              136375102    59089  1206150 SH       Sole                                    1206150
Canadian Pacific Railway Ltd.  COM              13645T100    51923  1110650 SH       Sole                                    1110650
Chevron Corp.                  COM              166764100    21961   311810 SH       Sole                   311810
Chubb Corp.                    COM              171232101   148538  2946600 SH       Sole                                    2946600
Chunghwa Telecom Co. Ltd.      COM              6287841        685   380483 SH       Sole                   380483
ConocoPhillips                 COM              20825C104     6785   150250 SH       Sole                   150250
Covidien Plc.                  COM              G2554F105   161987  3744500 SH       Sole                                    3744500
Deutsche Lufthansa AG          COM              D1908N106      247    13850 SH       Sole                    13850
Devon Energy Corp.             COM              25179M103   148756  2209350 SH       Sole                                    2209350
Dominion Resources Inc.        COM              25746U109     6037   175000 SH       Sole                   175000
ENSCO International Inc.       COM              26874Q100   109330  2570050 SH       Sole                                    2570050
Eli Lilly & Co.                COM              532457108   129268  3913650 SH       Sole                   619850           3293800
Enerplus Resources Fund        COM              29274D604      716    31300 SH       Sole                    31300
Eurocommercial Properties N.V. COM              N31065142      697    17600 SH       Sole                    17600
FPL Group Inc.                 COM              302571104    19800   358500 SH       Sole                   358500
FedEx Corp.                    COM              31428X106    78259  1040400 SH       Sole                                    1040400
Foster's Group Ltd.            COM              Q3944W187     1113   227000 SH       Sole                   227000
General Electric Co.           COM              369604103    14057   856100 SH       Sole                   856100
Genuine Parts Co.              COM              372460105    20257   532250 SH       Sole                   532250
Goldman Sachs Group Inc.       COM              38141G104    88285   478900 SH       Sole                                     478900
HSBC Holdings PLC              COM              6158163       1915   165083 SH       Sole                   165083
Health Care REIT Inc.          COM              42217K106    19864   477280 SH       Sole                   477280
Heinz H.J. Co.                 COM              423074103    21888   550650 SH       Sole                   550650
Hewlett-Packard Co.            COM              428236103   149788  3172800 SH       Sole                                    3172800
Home Depot Inc.                COM              437076102    64906  2436400 SH       Sole                                    2436400
ITT Corp.                      COM              450911102   161954  3105550 SH       Sole                                    3105550
JP Morgan Chase & Co.          COM              46625H100   177438  4049250 SH       Sole                                    4049250
Johnson & Johnson              COM              478160104   165847  2723710 SH       Sole                   344310           2379400
KT&G Corp. - LOCAL             COM              Y49904108     1916    31545 SH       Sole                    31545
Kimberly-Clark Corp.           COM              494368103   167126  2833600 SH       Sole                   408100           2425500
Kraft Foods Inc.               COM              50075N104   154694  5888612 SH       Sole                   811462           5077150
MTN Group Ltd.                 COM              S8039R108     1919   118000 SH       Sole                   118000
Microsoft Corp.                COM              594918104   189380  7363150 SH       Sole                   795000           6568150
Morgan Stanley                 COM              617446448    91501  2963100 SH       Sole                   372500           2590600
Muenchener Reuckver AG         COM              D55535104     1881    11750 SH       Sole                    11750
Nestle S.A.                    COM              H57312649     1240    29100 SH       Sole                    29100
Nintendo Co. Ltd.              COM              J51699106     1218     4750 SH       Sole                     4750
Oracle Corp.                   COM              68389X105   165752  7953550 SH       Sole                                    7953550
Orascom Construction Industrie COM              68554N106     1806    43000 SH       Sole                    43000
Pfizer Inc.                    COM              717081103     9672   584400 SH       Sole                   584400
Philip Morris International In COM              718172109    22784   467450 SH       Sole                   467450
Primaris Retail REIT           COM              74157U109      228    16450 SH       Sole                    16450
RWE A.G.                       COM              D6629K109     2275    24400 SH       Sole                    24400
Raffles Medical Group Ltd.     COM              Y7174H100     1183  1224900 SH       Sole                  1224900
Raytheon Co.                   COM              755111507   133474  2782450 SH       Sole                                    2782450
RioCan Real Estate Investment  COM              766910103      659    39450 SH       Sole                    39450


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

                            Cullen Capital Management
                                    FORM 13F
                               September 30, 2009

                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Siliconware Precision Industri COM              6808877        309   219000 SH       Sole                   219000
Singapore Technologies Enginee COM              Y7996W103      197   101000 SH       Sole                   101000
Singapore Telecommunications L COM              Y79985209     1859   805000 SH       Sole                   805000
Sonic Healthcare Ltd.          COM              Q8563C107     1620   129000 SH       Sole                   129000
Taiwan Semiconductor Manufactu COM              6889106       1888   941229 SH       Sole                   941229
Travelers Cos. Inc.            COM              89417E109    22889   464950 SH       Sole                   464950
Tsakos Energy Navigation Ltd.  COM              G9108L108     1285    82100 SH       Sole                    82100
United Overseas Bank Ltd.      COM              V96194127     1603   134500 SH       Sole                   134500
United Technologies Corp.      COM              913017109   148755  2441400 SH       Sole                                    2441400
Vallourec S.A.                 COM              F95922104     2001    11800 SH       Sole                    11800
Verizon Communications Inc.    COM              92343V104   139540  4609850 SH       Sole                   611050           3998800
Vermillion Energy Trust Unit   COM              923728109     1163    42300 SH       Sole                    42300
Volvo AB Series B              COM              928856301     1350   145650 SH       Sole                   145650
Walt Disney Co.                COM              254687106   151460  5515650 SH       Sole                                    5515650
Weyerhaeuser Co.               COM              962166104    24074   656850 SH       Sole                                     656850
ABB Ltd. (ADR)                 ADR              000375204   141694  7070550 SH       Sole                   631700           6438850
Anglo American PLC (ADR)       ADR              03485P201    81346  5122533 SH       Sole                                    5122533
AstraZeneca PLC (ADR)          ADR              046353108    22837   508050 SH       Sole                   508050
BP PLC (ADR)                   ADR              055622104    23302   437770 SH       Sole                   437770
Banco Itau Holdings Financeira ADR              465562106     1838    91250 SH       Sole                    91250
Bayer AG (ADR)                 ADR              072730302    81067  1164750 SH       Sole                                    1164750
British American Tobacco PLC ( ADR              110448107     2309    36500 SH       Sole                    36500
Cemex S.A.B. de C.V. (ADR)     ADR              151290889    36334  2812227 SH       Sole                                    2812227
Chunghwa Telecom Co. Ltd. (ADR ADR              17133Q403     1150    63746 SH       Sole                    63746
Companhia Energetica de Minas  ADR              204409601    14074   925905 SH       Sole                   925905
Companhia Siderurgica Nacional ADR              20440W105     2347    76700 SH       Sole                    76700
Diageo PLC (ADR)               ADR              25243Q205   143614  2335570 SH       Sole                   360070           1975500
ENI S.p.A. (ADR)               ADR              26874R108     1032    20700 SH       Sole                    20700
Gazprom OAO (ADR)              ADR              368287207   108467  4588300 SH       Sole                                    4588300
HSBC Holdings PLC (ADR)        ADR              404280406    17982   313550 SH       Sole                   313550
Nestle S.A. (ADR)              ADR              641069406   126843  2971250 SH       Sole                    22850           2948400
Nokia Corp. (ADR)              ADR              654902204   116028  7936250 SH       Sole                  1234650           6701600
Novartis AG (ADR)              ADR              66987V109     2428    48200 SH       Sole                    48200
PetroChina Co. Ltd. (ADR)      ADR              71646E100    16397   144150 SH       Sole                   144150
Telefonica S.A. (ADR)          ADR              879382208     1455    17550 SH       Sole                    17550
Total S.A. (ADR)               ADR              89151E109     2015    34000 SH       Sole                    34000
Unilever N.V. (ADR)            ADR              904784709   185531  6428640 SH       Sole                   908440           5520200
Vodafone Group PLC (ADR)       ADR              92857W209   144798  6435460 SH       Sole                  1198560           5236900
BNP Paribas Rts                                 f1065d584       51    23400 SH       Sole                    23400
REPORT SUMMARY                 101 DATA RECORDS            5680207           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2